Property, Plant and Equipment (Details) - Schedule Of Property Plant & Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 2,435	$ 2,970
Less accumulated depreciation	1,309	1,264	1,679
Property, plant and equipment, Net	1,219	1,171	1,291
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,232	1,240
Machinery, Fixture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		1,180	1,710
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 23	$ 20